COST OF REVENUE AND SERVICE - Summary of Cost of Revenue and service (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
COST OF REVENUE AND SERVICE
Salaries and related expenses			$ 6,764	$ 1,184
Materials and models			1,516	63
Depriciation			56	59
Chip Development tools and Subcontractors			507	1,754
Total cost of sales and services	$ 1,524	$ 4,014	$ 8,843	$ 3,060